Notes Payable - Related Parties (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Notes Payable Related Parties Current And Non current	$ 460,246	$ 1,020,473
Maturity Year 2016 [Member]
Notes Payable Related Parties Current And Non current	169,447
Maturity Year 2017 [Member]
Notes Payable Related Parties Current And Non current	238,093
Maturity Year 2018 [Member]
Notes Payable Related Parties Current And Non current	$ 52,706